Vanguard Variable Insurance Fund Conservative
Allocation Portfolio

Vanguard Variable Insurance Fund Moderate
Allocation Portfolio

Vanguard Variable Insurance Fund Total Bond Market
Index Portfolio

Vanguard Variable Insurance Fund Total Stock Market
Index Portfolio

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes for the Conservative Allocation Portfolio, Moderate Allocation Portfolio, and Total Stock Market Index Portfolio

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Michael H. Buek, CFA, Principal of Vanguard. He has co-managed the Portfolio since 2013.

William Coleman, Portfolio Manager. He has co-managed the Portfolio since 2013.

Walter Nejman, Portfolio Manager. He has co-managed the Portfolio since 2013.

Prospectus Text Changes for the Conservative Allocation Portfolio, Moderate Allocation Portfolio, and Total Stock Market Index Portfolio

The following replaces similar text under the heading Investment Advisor(s):

Michael H. Buek, CFA, Principal of Vanguard. He has been with Vanguard since 1987; has managed investment portfolios since 1991; and has co-managed the Conservative Allocation, Moderate Allocation, and Total Stock Market Index Portfolios since 2013. Education: B.S., University of Vermont; M.B.A., Villanova University.

William Coleman, Portfolio Manager. He has worked in investment management since joining Vanguard in 2006, and has co-managed the Conservative Allocation, Moderate Allocation, and Total Stock Market Index Portfolios since 2013. Education: B.S., King’s College; M.B.A., St. Joseph’s University.

Walter Nejman, Portfolio Manager. He has been with Vanguard since 2005; has worked in investment management since 2008; and has co-managed the Conservative Allocation, Moderate Allocation, and Total Stock Market Index Portfolios since 2013. Education: B.A., Arcadia University; M.B.A., Villanova University.

Prospectus and Summary Prospectus Text Changes for the Total Bond Market Index Portfolio

The following replaces similar text under the heading “Investment Advisor”: Portfolio Managers William D. Baird, Portfolio Manager. He has co-managed the Portfolio since 2008.

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has co-managed the Portfolio since 2013.

Prospectus Text Changes for the Total Bond Market Index Portfolio

The following replaces similar text under the heading Investment Advisor(s):

William D. Baird, Portfolio Manager. He has worked in investment management since 1988; has managed investment portfolios since 1993; and has co-managed the Total Bond Market Index Portfolio since joining Vanguard in 2008. Education: B.A., Rutgers University; M.B.A., Stern School of Business at New York University.

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has been with Vanguard since 1998; has worked in investment management since 1999; has managed investment portfolios since 2005; and has co-managed the Total Bond Market Index Portfolio since 2013. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

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© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS VVIFPM 022013

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the text under “1. Other Accounts Managed” for the Conservative Allocation, Moderate Allocation, and Total Stock Market Index Portfolios is revised to indicate that Michael H. Buek, William Coleman, and Walter Nejman together co-manage the Portfolios. The text regarding the Total Bond Market Index Portfolio is revised to indicate that Joshua C. Barrickman co-manages the Portfolio. All references to Gregory Davis are removed.

As of January 31, 2013, Mr. Buek managed 11 other registered investment companies with total assets of $163 billion, all or a portion of four other pooled investment vehicles with total assets of $3.1 billion, and one other account with total assets of $4.6 billion (advisory fees not based on account performance).

As of January 31, 2013, Mr. Barrickman managed five other registered investment companies with total assets of $96 billion (advisory fees not based on account performance).

As of January 31, 2013, the named portfolio managers did not own any shares of the above-named Portfolios that they manage.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 064 022013